INVESTMENTS - Disclosure of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 466
Contributions	739	$ 0	$ 0
Investments in associates accounted for using equity method	$ 1,944	$ 466
BioConnection Investments B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	23.00%	23.60%	23.60%	23.60%	43.85%
Investments in associates accounted for using equity method	$ 466	$ 2,285	$ 2,501
Share in net profit (loss)	623	(1,131)	(289)
Impairment	0	(629)	0
Contributions	739	0	0
Currency translation	116	(59)	73
Investments in associates accounted for using equity method	$ 1,944	$ 466	$ 2,285	$ 2,501